Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information concerning the compensation of our named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, and contains certain measures of our financial performance for those fiscal years.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)*	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)*	Value of Initial Fixed $100 Investment (2) Based on:		Net Income ($ million)	Net Sales ($ million)	GAAP Diluted EPS($)
					Company Total Shareholder Return ($)	DJUSEC Total Shareholder Return ($)(3)
2024(10)	17,156,750	63,396,927	4,680,878(4)	16,632,620	269.45	213.20	2,424	15,223	1.92
2023	10,944,707	31,137,666	3,986,208(5)	9,348,353	190.72	159.56	1,928	12,555	1.55
2022	13,955,683	(15,652,877)	4,074,316(6)	(5,362,582)	145.06	124.87	1,902	12,623	1.53
2021	13,092,697	51,014,697	3,261,582(7)	14,733,296	164.78	151.36	1,590(9)	10,876	1.26
2020	8,037,847	25,107,137	3,029,181(8)	7,920,727	122.12	120.75	1,203	8,599	0.98

*
“Compensation Actually Paid” or CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth in the tables below, and determined in accordance with SEC rules. For a discussion of how our Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable years. “Net Income” represents net income attributable to Amphenol Corporation. “GAAP Diluted EPS” represents net income from continuing operations attributable to Amphenol Corporation per common share.

(1)
In 2024, 2023, 2022, 2021 and 2020 our PEO, or principal executive officer, was our President and CEO, R. Adam Norwitt.

(2)
Assumes a $100 fixed investment as of year-end 2019 and continuing through year-end 2020, 2021, 2022, 2023 or 2024, respectively, and that all dividends, if any, were reinvested.

(3)
Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).

(4)
In 2024, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Peter J. Straub.
(5)
In 2023, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Lance E. D’Amico.

(6)
In 2022, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(7)
In 2021, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(8)
In 2020, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Martin W. Booker and Yaobin (Richard) Gu.

(9)
Includes $21.4 million of net income associated with discontinued operations.

(10)
Footnote of Adjustments—2024

Adjustments	2024
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2024	(10,460,894)	(2,980,708)
Increase based on fair value of awards granted during 2024 that remain unvested as of 12/31/2024, determined as of 12/31/2024	500,959	142,742
Increase based on fair value of awards granted during 2024 that vested during 2024, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2024, determined based on the change in fair value from 12/31/2023 to 12/31/2024	35,008,820	9,533,718
Increase/deduction for awards granted during prior years that vested during 2024 determined based on the change in fair value from 12/31/2023 to the vesting date	21,186,191	5,244,591
Deduction of fair value of awards granted during prior years that were forfeited during 2024	0	0
Increase based on dividends or other earnings paid during 2024 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2024	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2024(a)	5,100	11,400
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	46,240,177	11,951,742
(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2024 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and Straub do not participate in the Pension Plan. In 2024, there was a decrease in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2024 as compared to 2023. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2024 is $0.

Company Selected Measure Name	GAAP Diluted EPS
Named Executive Officers, Footnote
(4)
In 2024, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Peter J. Straub.
(5)
In 2023, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Lance E. D’Amico.

(6)
In 2022, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(7)
In 2021, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(8)
In 2020, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Martin W. Booker and Yaobin (Richard) Gu.

Peer Group Issuers, Footnote	(3) Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).
PEO Total Compensation Amount	$ 17,156,750	$ 10,944,707	$ 13,955,683	$ 13,092,697	$ 8,037,847
PEO Actually Paid Compensation Amount	$ 63,396,927	31,137,666	(15,652,877)	51,014,697	25,107,137
Adjustment To PEO Compensation, Footnote
(10)
Footnote of Adjustments—2024

Adjustments	2024
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2024	(10,460,894)	(2,980,708)
Increase based on fair value of awards granted during 2024 that remain unvested as of 12/31/2024, determined as of 12/31/2024	500,959	142,742
Increase based on fair value of awards granted during 2024 that vested during 2024, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2024, determined based on the change in fair value from 12/31/2023 to 12/31/2024	35,008,820	9,533,718
Increase/deduction for awards granted during prior years that vested during 2024 determined based on the change in fair value from 12/31/2023 to the vesting date	21,186,191	5,244,591
Deduction of fair value of awards granted during prior years that were forfeited during 2024	0	0
Increase based on dividends or other earnings paid during 2024 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2024	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2024(a)	5,100	11,400
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	46,240,177	11,951,742
(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2024 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and Straub do not participate in the Pension Plan. In 2024, there was a decrease in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2024 as compared to 2023. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2024 is $0.

Non-PEO NEO Average Total Compensation Amount	$ 4,680,878	3,986,208	4,074,316	3,261,582	3,029,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,632,620	9,348,353	(5,362,582)	14,733,296	7,920,727
Adjustment to Non-PEO NEO Compensation Footnote
(10)
Footnote of Adjustments—2024

Adjustments	2024
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2024	(10,460,894)	(2,980,708)
Increase based on fair value of awards granted during 2024 that remain unvested as of 12/31/2024, determined as of 12/31/2024	500,959	142,742
Increase based on fair value of awards granted during 2024 that vested during 2024, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2024, determined based on the change in fair value from 12/31/2023 to 12/31/2024	35,008,820	9,533,718
Increase/deduction for awards granted during prior years that vested during 2024 determined based on the change in fair value from 12/31/2023 to the vesting date	21,186,191	5,244,591
Deduction of fair value of awards granted during prior years that were forfeited during 2024	0	0
Increase based on dividends or other earnings paid during 2024 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2024	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2024(a)	5,100	11,400
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	46,240,177	11,951,742
(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2024 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and Straub do not participate in the Pension Plan. In 2024, there was a decrease in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2024 as compared to 2023. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2024 is $0.

Compensation Actually Paid vs. Total Shareholder Return
This graph assumes that $100 was invested in our Common Stock and the DJUSEC index on December 31, 2019, reflects reinvested dividends, and is weighted on a market capitalization basis as of the beginning of each year. Each reported data point represents the last trading day of each calendar year. The comparisons in the graph are based upon historical data and are not indicative of, nor intended to forecast, future performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
This graph assumes that $100 was invested in our Common Stock and the DJUSEC index on December 31, 2019, reflects reinvested dividends, and is weighted on a market capitalization basis as of the beginning of each year. Each reported data point represents the last trading day of each calendar year. The comparisons in the graph are based upon historical data and are not indicative of, nor intended to forecast, future performance.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
For our CEO and CFO	For our Division Presidents
Net Sales Growth for the Company	Net Sales Growth for the relevant Division
Adjusted Diluted EPS Growth	Adjusted Operating Income Growth for the relevant Division
Performance to Budget
For additional details regarding our most important financial performance measures, please see Annual Cash Incentive Plans in the Compensation Discussion and Analysis on page 32 and see Explanation of Non-GAAP Financial Measures on page 35 to see items excluded.

Total Shareholder Return Amount	$ 269.45	190.72	145.06	164.78	122.12
Peer Group Total Shareholder Return Amount	213.2	159.56	124.87	151.36	120.75
Net Income (Loss)	$ 2,424,000,000	$ 1,928,000,000	$ 1,902,000,000	$ 1,590,000,000	$ 1,203,000,000
Company Selected Measure Amount | $ / shares	1.92	1.55	1.53	1.26	0.98
PEO Name	R. Adam Norwitt.
Revenues	$ 15,223,000,000	$ 12,555,000,000	$ 12,623,000,000	$ 10,876,000,000	$ 8,599,000,000
Discontinued Operation, Tax Effect of Discontinued Operation				$ 21.4
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Net Sales Growth for the Company
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales Growth for the relevant Division
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income Growth for the relevant Division
Measure:: 5
Pay vs Performance Disclosure
Name	Performance to Budget
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,100)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,460,894)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,959
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,008,820
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,186,191
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value of Awards Granted During Prior Year That Were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based On Incremental Fair Value Of Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Net adjustments for Pension and Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,240,177
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,400)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,980,708)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,533,718
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,244,591
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Awards Granted During Prior Year That Were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based On Incremental Fair Value Of Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Net adjustments for Pension and Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,951,742